Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues and other income:
Operating lease revenue, net	$ 4,900,200	$ 5,906,900
Maintenance reserves revenue, net	7,134,300	849,800
Gain on disposal of assets	218,200	0
Other income	550,000	26,600
Total Income	12,802,700	6,783,300
Expenses:
Maintenance	2,405,200	754,500
Depreciation	1,746,000	1,486,800
Management fees	1,092,100	986,700
Interest	1,065,600	1,071,900
Professional fees, general and administrative and other	327,000	311,300
Insurance	253,700	132,700
Other taxes	22,600	22,600
Total expenses	6,912,200	4,766,500
Income before income tax provision	5,890,500	2,016,800
Income tax provision	1,838,200	691,800
Net income	$ 4,052,300	$ 1,325,000
Earnings per share:
Basic (in dollars per share)	$ 2.63	$ 0.86
Diluted (in dollars per share)	$ 2.56	$ 0.85
Weighted average shares used in earnings per share computations:
Basic (in shares)	1,543,257	1,543,257
Diluted (in shares)	1,582,327	1,550,756